Financial Instruments and Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value
Note 9. Financial Instruments and Fair Value
Financial instruments that are potentially subject to credit risk consist principally of trade receivables. Collateral is generally not required. The risk associated with this concentration is mitigated by our ongoing credit-review procedures and insurance.
A large portion of our cash is held by a few major financial institutions. We monitor the exposure with these institutions and do not expect any of these institutions to fail to meet their obligations. All highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents. The cost of these investments approximates fair value. We also consider the carrying value of restricted cash balances to be representative of its fair value.
As of March 31, 2019 and December 31, 2018, we had $15.7 million and $15.3 million, respectively, of equity method investments included in other noncurrent assets in our condensed consolidated balance sheet.
The following table summarizes the fair value information at March 31, 2019 and December 31, 2018 for contingent consideration liabilities and net investment hedge liability measured at fair value on a recurring basis in the respective balance sheet line items:

		Fair Value Measurements Using
Financial statement line item	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
March 31, 2019
Other current liabilities- contingent consideration	$(9.2)	$—	$—	$(9.2)	$(9.2)
Other noncurrent liabilities- contingent consideration	(67.7)	—	—	(67.7)	(67.7)
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	8.0	—	8.0	—	8.0
December 31, 2018
Other current liabilities- contingent consideration	$(5.1)	$—	$—	$(5.1)	$(5.1)
Other noncurrent liabilities- contingent consideration	(69.0)	—	—	(69.0)	(69.0)
Other noncurrent assets/(liabilities) - cross currency interest rate contracts designated as net investment hedges	(7.4)	—	(7.4)	—	(7.4)

We determine our Level 2 fair value measurements based on a market approach using quoted market values, significant other observable inputs for identical or comparable assets or liabilities, or discounted cash flow analysis.
Contingent consideration liabilities relate to Galliprant for which the fair value was estimated using a discounted cash flow analysis and Level 3 inputs, including projections representative of a market participant view for the probability of achieving potential future payments to Aratana Therapeutics, Inc. and an estimated discount rate. The amount to be paid is dependent upon certain development, success-based regulatory, and sales-based milestones. In addition, the amount of royalties to be paid is calculated as a percentage of net sales dependent upon the timing and geography and will, therefore, vary directly with increases and decreases in net sales of Galliprant. There is no cap on the amount that may be paid pursuant to this arrangement.
We have long term debt of $2.5 billion that is recorded at amortized cost in our condensed consolidated balance sheet as of March 31, 2019 and December 31, 2018. We consider the carrying value of the long term debt to be representative of its fair value as of March 31, 2019 and December 31, 2018. The fair value of this long term debt is estimated based on quoted market prices of similar liabilities and is classified as Level 2.
In October 2018, we entered into a cross-currency fixed interest rate swap, 5-year, 750 million Swiss Franc (CHF), which is designated as a net investment hedge (NIH) against CHF denominated assets for which the fair value was estimated based on quoted market values of similar hedges and is classified as Level 2. The NIH is expected to generate approximately $25 million in cash and an offset to interest expense on an annual basis. During the three months ended March 31, 2019, our interest expense was offset by $6.1 million as a result of the NIH. Over the life of the derivative, gains or losses due to spot rate fluctuations are recorded in cumulative translation adjustment. During the three months ended March 31, 2019, we recorded a $12.2 million gain, net of tax, on the NIH, which is included in the change in the cumulative translation adjustment in other comprehensive income. There is a potential for significant 2023 settlement exposure as the U.S. dollar fluctuates against the Swiss Franc. The risk management objective is to manage foreign currency risk relating to net investments in certain CHF denominated assets. Changes in fair value of the derivative instruments are recognized in a component of Accumulated Other Comprehensive Loss to offset the changes in the values of the net investments being hedged.

Financial Instruments and Fair Value
Financial instruments that are potentially subject to credit risk consist principally of trade receivables. Collateral is generally not required. The risk associated with this concentration is mitigated by our ongoing credit-review procedures and insurance.
A large portion of our cash is held by a few major financial institutions. We monitor the exposure with these institutions and do not expect any of these institutions to fail to meet their obligations. All highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents. The cost of these investments approximates fair value. We also consider the carrying value of restricted cash balances to be representative of its fair value.
As of December 31, 2018 and 2017, we had $15.3 million and $12.3 million, respectively, primarily related to equity method investments.
The following table summarizes the fair value information at December 31, 2018 and 2017 for contingent consideration liabilities and net investment hedge liability measured at fair value on a recurring basis in the respective balance sheet line items:

		Fair Value Measurements Using
Financial statement line item	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
December 31, 2018
Other current liabilities- contingent consideration	$5.1	$—	$—	$5.1	$5.1
Other noncurrent liabilities- contingent consideration	69.0	—	—	69.0	69.0
Other noncurrent liabilities- cross currency interest rate contracts designated as net investment hedges	7.4	—	7.4	—	7.4
December 31, 2017
Other current liabilities- contingent consideration	1.3	—	—	1.3	1.3
Other noncurrent liabilities- contingent consideration	45.2	—	—	45.2	45.2

We determine our Level 1 and Level 2 fair value measurements based on a market approach using quoted market values, significant other observable inputs for identical or comparable assets or liabilities, or discounted cash flow analysis. Level 3 fair value measurements for other investment securities are determined using unobservable inputs, including the investments' cost adjusted for impairments and price changes from orderly transactions. The fair values of cost and equity method investments are not readily available.
Contingent consideration liabilities relate to Galliprant for which the fair value was estimated using a discounted cash flow analysis and Level 3 inputs, including projections representative of a market participant view for the probability of achieving potential future payments to Aratana Therapeutics, Inc. and an estimated discount rate. The amount to be paid is dependent upon certain development, success-based regulatory, and sales-based milestones. In addition, the amount of royalties to be paid is calculated as a percentage of net sales dependent upon the timing and geography and will, therefore, vary directly with increases and decreases in net sales of Galliprant. There is no cap on the amount that may be paid pursuant to this arrangement. During 2018, as a result of an increase in the projected cash flows related to Galliprant, we increased the fair value of the contingent consideration liabilities by $37.6 million, offset by a $15.0 million sales-based milestone payment. The additional expense was recognized in other (income) expense, net.
We have long term debt of $2.5 billion that is recorded at amortized cost in our consolidated and combined balance sheet as of December 31, 2018. We consider the carrying value of the long term debt to be representative of its fair value as of December 31, 2018. The fair value of this long term debt is estimated based on quoted market prices of similar liabilities and is classified as Level 2. As of December 31, 2017, long term debt was not material.
In October 2018, we entered into a cross-currency fixed interest rate swap, 5-year, 750 million Swiss Franc (CHF), which is designated as a NIH against CHF denominated assets for which the fair value was estimated based on quoted market values of similar hedges and is classified as Level 2. The NIH is expected to generate approximately $25 million in cash and an offset to interest expense on an annual basis. During the year ended December 31, 2018, our interest expense was offset by $5.6 million as a result of the NIH. Over the life of the derivative, gains or losses due to spot rate fluctuations are recorded in cumulative translation adjustment. During the year ended December 31, 2018, we recorded a $5.9 million loss, net of tax, on the NIH, which is included in the change in the cumulative translation adjustment in other comprehensive income. There is a potential for significant 2023 settlement exposure as the U.S. dollar fluctuates against the Swiss Franc. The risk management objective is to manage foreign currency risk relating to net investments in certain CHF denominated assets. Changes in fair value of the derivative instruments are recognized in a component of Accumulated Other Comprehensive Loss to offset the changes in the values of the net investments being hedged.